CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY	$ 910,227	$ 1,631,653
COST OF REVENUES	654,177	1,314,080
Gross profit	256,050	317,573
OPERATING EXPENSES
Selling, general and administrative expenses	2,594,725	2,074,448
Bad Debt Expense	20,099	1,514,160
Income (Loss) from operations	(2,358,774)	(3,271,035)
Other income / (expense)
Interest expense	(55,837)	(14,986)
Interest expense related to loan origination fee on convertible note	(60,000)
Interest expense related to warrants on convertible note	(281,565)
Interest expense on convertible note	(21,557)
Loss on derivative	(361,152)
EIDL advance	7,000
Other income	6,290	1,498,352
Net Income (Loss)	$ (3,125,595)	$ (1,787,669)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	775,469,306	710,868,609
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.00)	$ (0.00)
S and S Beverage [Member]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY	$ 342,972	$ 865,261
COST OF REVENUES	339,609	618,891
Gross profit	3,363	246,370
OPERATING EXPENSES
Selling, general and administrative expenses	606,627	1,010,565
Income (Loss) from operations	(603,264)	(764,195)
Other income / (expense)
Interest expense	(11,915)	(10,597)
Income tax expense, net	(13,290)
Net Income (Loss)	$ (628,469)	$ (774,792)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	10,000	10,000
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (62.85)	$ (77.48)